Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Advances to suppliers	1,381	1,752
Trade notes and accounts receivable	12,855	14,080
Unbilled revenues	800	691
Other receivables	2,005	1,479
	17,041	18,002
Less: Allowance for expected credit loss	(3,153)	(2,415)
Trade and other receivables	13,888	15,587

Schedule of movement of allowance for expected credit losses of trade notes and accounts receivables and other receivables
The movement of allowance for expected credit losses (“ECL”) of trade and other receivables is as follows:

In thousands of USD	ECL of trade and other receivables
Balance as of December 31, 2025	3,153
Provision for expected credit losses	373
Write-off	(1,088)
Effect of translation	(23)
Balance as of June 30, 2026	2,415